Basic and Diluted Earnings (Loss) Per Share	12 Months Ended
Mar. 31, 2014
Earnings Per Share [Abstract]
Basic and Diluted Earnings (Loss) Per Share
19.	BASIC AND DILUTED EARNINGS (LOSS) PER SHARE

Basic and diluted earnings (loss) per share of common stock of the Company for the fiscal years ended March 31, 2014, 2013 and 2012 is computed in accordance with FASB ASC 260 “Earnings Per Share” by dividing the net earnings (loss) for each fiscal year attributable to common stockholders by the weighted average number of shares of common stock outstanding during that fiscal year.

The following table sets forth the computation of basic and diluted earnings (loss) per share:

	2014	2013	2012
	US$	US$	US$
Numerator for basic and diluted earnings (loss) per share:
Income (Loss) from continuing operations	(5,116,577)	517,804	(178,661)
Income (Loss) from continuing operations attributable to non-controlling interests	108,044	107,958	(6,659)

Income (Loss) from continuing operations attributable to shareholders of Global-Tech Advanced Innovations Inc.	(5,008,533)	625,762	(185,320)
Income (Loss) from discontinued operations	(5,547,024)	(2,589,063)	1,595,997

Net income (loss) attributable to common stockholders	(10,555,557)	(1,963,301)	1,410,677

	Number	Number	Number
Denominator for basic and diluted earnings (loss) per share:
Weighted average number of shares of common stock	3,041,625	3,040,310	3,039,727

	US$	US$	US$
Basic and diluted earnings (loss) per share:
Earnings (Loss) from continuing operations	(1.65)	0.21	(0.06)
Earnings (Loss) from discontinued operations	(1.82)	(0.86)	0.52

Earnings (Loss) attributable to common stockholder	(3.47)	(0.65)	0.46

343,751 and 369,752 stock options of Global-Tech were excluded from the computation of diluted earnings (loss) per share for the fiscal years ended March 31, 2014 and 2013 respectively, because their inclusion would have been anti-dilutive.

During the fiscal year ended March 31,2012, the weighted average share price of the Company during the year was below the exercise prices of all stock options as at March 31, 2012, resulting in no incremental common shares for that year for the purpose of diluted earnings per share calculation.